Provisions, income tax liabilities and other liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Provisions, income tax liabilities and other liabilities	Provisions, income tax liabilities and other liabilities
The line item Non current provisions and other non-current liabilities comprises the following:

(€ million)	2024	2023	2022
Provisions	5,762	5,262	5,822
Other non-current liabilities(a)	2,334	2,340	519
Total	8,096	7,602	6,341
(a)Includes derivative financial instruments: €121 million as of December 31, 2024, €164 million as of December 31, 2023, €232 million as of December 31,
2022.
The figure as of December 31, 2024 includes €2,007 million for the liability in respect of royalties payable to Sobi on net sales of Beyfortus (nirsevimab) in the United States (see Note C.2.). Given the method used to calculate royalties payable, an increase or decrease in sales forecasts would lead to a proportionate change in the amount of the liability. The nominal value of payments estimated to be due within more than one year but less than five years is €1,140 million; the nominal value of payments estimated to be due after more than five years is €2,792 million.
Non-current income tax liabilities are described in Note D.19.4., and other current liabilities in Note D.19.5.
The table below sets forth movements in non-current provisions for the reporting periods presented:

(€ million)	Provisions for pensions and other post- employment benefits (D.19.1.)		Provisions for other long-term benefits	Restructuring provisions (D.19.2.)	Other provisions (D.19.3.)	Total
Balance at January 1, 2022	2,947		935	524	2,024	6,430
Changes in scope of consolidation	(96)		(28)	—	(76)	(200)
Increases in provisions	193	(a)	40	521	531	1,285
Provisions utilized	(275)	(a)	(119)	(12)	(122)	(528)
Reversals of unutilized provisions	(66)	(a)	(20)	(11)	(191)	(288)
Transfers	10		4	(265)	(23)	(274)
Net interest related to employee benefits, and unwinding of discount	43		4	5	12	64
Currency translation differences	63		28	(1)	23	113
Actuarial gains and losses on defined-benefit plans	(780)		—	—	—	(780)
Balance at December 31, 2022	2,039		844	761	2,178	5,822
Increases in provisions	141	(a)	185	315	311	952
Provisions utilized	(162)	(a)	(107)	(25)	(114)	(408)
Reversals of unutilized provisions	(21)	(a)	(190)	(159)	(388)	(758)
Transfers	(1)		—	(361)	(210)	(572)
Net interest related to employee benefits, and unwinding of discount	70		3	23	24	120
Currency translation differences	(23)		(17)	—	(25)	(65)
Actuarial gains and losses on defined-benefit plans	171		—	—	—	171
Balance at December 31, 2023	2,214		718	554	1,776	5,262
Changes in scope of consolidation	—		—	—	11	11
Increases in provisions	145	(a)	199	548	730	1,622
Provisions utilized	(173)	(a)	(118)	(20)	(135)	(446)
Reversals of unutilized provisions	(108)	(a)	—	(8)	(126)	(242)
Transfers	(89)		—	(270)	(157)	(516)
Net interest related to employee benefits, and unwinding of discount	65		2	19	36	122
Currency translation differences	43		34	(3)	42	116
Actuarial gains and losses on defined-benefit plans	(13)		—	—	—	(13)
Opella reclassification (b)	(92)		(14)	(21)	(27)	(154)
Balance at December 31, 2024	1,992		821	799	2,150	5,762
(a)In the case of “Provisions for pensions and other post-employment benefits”, the “Increases in provisions” line corresponds to rights vesting in employees during the period, and past service cost; the “Provisions utilized” line corresponds to contributions paid into pension funds and to beneficiaries; and the “Reversals of unutilized provisions” line corresponds to plan curtailments, settlements and amendments.
(b)The liabilities of Opella, which in 2022 and 2023 were presented in the relevant balance sheet line item for each class of liability, were reclassified in
2024 to Liabilities related to assets held for sale in accordance with IFRS 5 (see Note D.1.).
D.19.1. Provisions for pensions and other post-employment benefits
Sanofi offers its employees pension plans and other post-employment benefit plans. The specific features of the plans (benefit formulas, fund investment policy and fund assets held) vary depending on the applicable laws and regulations in each country where the employees work. These employee benefits are accounted for in accordance with IAS 19 (see Note B.23.).
Sanofi’s pension obligations in four major countries represented approximately 88% of the total value of the defined-benefit obligation and approximately 87% of the total value of plan assets as of December 31, 2024. The features of the principal defined-
benefit plans in each of those four countries are described below.
France
Lump-sum retirement benefit plans
All employees working for Sanofi in France are entitled on retirement to a lump-sum payment, the amount of which depends both on their length of service and on the rights guaranteed by collective and internal agreements. The employee’s final salary is used in calculating the amount of these lump-sum retirement benefits. These plans represent approximately 38% of Sanofi’s total obligation in France.
Defined-benefit pension plans
These plans provide benefits from the date of retirement. Employees must fulfil a number of criteria to be eligible for these benefits. All of these plans are now closed. These plans represent approximately 62% of Sanofi’s total obligation in France.
Germany
Top-up defined-benefit pension plan
The benefits offered under this pension plan are wholly funded by the employer (there are no employee contributions) via a
Contractual Trust Agreement (CTA), under which benefits are estimated on the basis of a career average salary. Employees are entitled to receive an annuity under this plan if their salary exceeds the social security ceiling. The amount of the pension is calculated by reference to a range of vesting rates corresponding to salary bands. The plan also includes disability and death benefits. This plan represents approximately 61% of Sanofi’s total obligation in Germany.
Sanofi-Aventis plus (SAV plus)
A top-up pension plan (SAV plus) replaced a previous top-up defined-benefit plan. New entrants joining the plan after
April 1, 2015 contribute to a defined-contribution plan that is partially funded via the company’s CTA.
All employees whose salary exceeds the social security ceiling are automatically covered by the plan. The employer’s contribution is 14% of the amount by which the employee’s salary exceeds the social security ceiling.
Multi-employer plan (Pensionskasse)
This is a defined-benefit plan treated as a defined-contribution plan, in accordance with the accounting policies described in Note B.23. Currently, contributions cover the level of annuities. Only the portion relating to the future revaluation of the annuities is included in the defined-benefit pension obligation. The obligation relating to this revaluation amounted to €682 million as of December 31, 2024, versus €744 million as of December 31, 2023 and €652 million as of December 31, 2022.
This plan represents approximately 26% of Sanofi’s total defined-benefit obligation in Germany.
United States
Defined-benefit pension plans
In the United States, there are two types of defined-benefit plan:
•“qualified” plans within the meaning of the Employee Retirement Income Security Act of 1974 (ERISA), which provide guaranteed benefits to eligible employees during retirement, and in the event of death or disability. Employees can elect to receive a reduced annuity, in exchange for an annuity to be paid in the event of their death to a person designated by them.
An annuity is also granted under the plan if the employee dies before retirement age. Eligible employees do not pay any contributions. These plans are closed to new entrants, and the vesting of rights for future service periods is partially frozen.
These plans represent approximately 57% of Sanofi’s total obligation in the United States;
•“non-qualified” plans within the meaning of ERISA provide top-up retirement benefits to some eligible employees depending on the employee’s level of responsibility and subject to a salary cap. These plans represent approximately 16% of Sanofi’s total obligation in the United States.
Healthcare cover and life insurance
Sanofi companies provide some eligible employees with healthcare cover and life insurance during the retirement period (the company’s contributions are capped at a specified level). These plans represent approximately 27% (or €381 million) of Sanofi’s total obligation and 3% (or €20 million) of total plan assets in the United States.
United Kingdom
Defined-benefit pension plans
Sanofi operates a number of pension plans in the United Kingdom that reflect past acquisitions. The most significant arrangements are defined-benefit plans that have been closed since October 1, 2015. With effect from that date, employees can no longer pay into these plans.
Under these defined-benefit plans, an annuity is paid from the retirement date. This annuity is calculated on the basis of the employee’s length of service as of September 30, 2015, and of the employee’s final salary (or salary on the date he or she leaves
Sanofi).
The rates used for the vesting of rights vary from member to member. For most members, rights vest at the rate of 1.25% or 1.50%
of final salary for each qualifying year of service giving entitlement. The notional retirement age varies according to the category to which the member belongs, but in most cases retirement is at age 65. Members may choose to retire before or after the notional retirement age (60 years), in which case the amount of the annual pension is adjusted to reflect the revised estimate of the length of the retirement phase. Pensions are usually indexed to the Retail Price Index (RPI). Members paid a fixed-percentage contribution into their pension plan (the percentage varied according to the employee category), and the employer topped up the contribution to the required amount. These plans represent approximately 100% of Sanofi’s total obligation in the United
Kingdom.
In November 2024, a bulk annuity purchase transaction, commonly known as a “buy-in”, was executed for the main defined benefit pension scheme in the United Kingdom covering the majority of uninsured pension liabilities. Through this transaction, and in conjunction with the previous pensioner buy-in executed in 2021, the main defined benefit pension plan in the United
Kingdom is largely insured against investment, longevity, interest rate and inflation risks. Pension obligations will be funded by the insurer’s annuity payments and the buy-in policies are held as an asset of the pension scheme. The pension scheme retains full legal responsibility to pay the benefits to plan participants using insurance payments. The insurance contract is deemed to be the present value of the matched obligations. The variation of €(204) million of the fair value of assets held by the pension scheme generated by the purchase of the qualifying insurance policy is booked in the other comprehensive income. After the end of the reporting period, Sanofi completed a further buy-in covering the remaining uninsured liabilities meaning all members of the scheme are now fully insured by the transaction, except those arising from guaranteed minimum pensions equalization.
For service periods subsequent to October 1, 2015, employees belong to a new defined-contribution plan.
Actuarial assumptions used to measure Sanofi’s obligations
Actuarial valuations of Sanofi’s benefit obligations were computed by management with assistance from external actuaries as of December 31, 2024, 2023 and 2022.
Those calculations were based on the following financial and demographic assumptions:

	2024				2023				2022
	France	Germany	US	UK	France	Germany	US	UK	France	Germany	US	UK
Discount rate(a)(b)	2.95% to 3.40%	2.95% to 3.40%	5.45%	5.50%	2.95% to 3.15%	2.95% to 3.15%	4.75%	4.50%	3.55% to 3.75%	3.55% to 3.75%	4.90%	4.75%
General inflation rate(c)	2.10%	2.10%	—	3.20%	2.20%	2.20%	—	3.05%	2.50%	2.50%	—	3.25%
Pension benefit indexation	2.10%	2.10%	—	3.00%	2.20%	2.20%	—	2.90%	2.50%	2.50%	—	3.00%
Healthcare cost inflation rate(d)	—	—	4.00% to 5.93%	—	—	—	4.00% to 9.75%	—	—	—	3.29% to 6.56%	—
Retirement age	62 to 67	63	55 to 70	60 to 65	62 to 67	63	55 to 70	60 to 65	62 to 67	63	55 to 70	60 to 65
Mortality table	TGH/ TGF 05	Heubeck RT 2018 G	RP2012 Proj. MP2021 White Collar	SAPS S3	TGH/ TGF 05	Heubeck RT 2018 G	RP2012 Proj. MP2021 White Collar	SAPS S3	TGH/ TGF 05	Heubeck RT 2018 G	RP2012 Proj. MP2021 White Collar	SAPS S3
(a)The discount rates used were based on market rates for high quality corporate bonds with a duration close to that of the expected benefit payments under the plans. The benchmarks used to determine discount rates were the same for all periods presented.
(b)The rate depends on the duration of the plan (0 to 7 years, 7 to 10 years, or more than 10 years).
(c)Inflation for the euro zone is determined using a multi-criterion method.
(d)No post-employment healthcare benefits are provided in France since 2020, Germany and UK.
Weighted average duration of obligation for pensions and other long-term benefits in principal countries
The table below shows the duration of Sanofi’s obligations in the principal countries:

	2024				2023				2022
(years)	France	Germany	US	UK	France	Germany	US	UK	France	Germany	US	UK
Weighted average duration	11	12	10	11	10	12	11	13	10	12	11	13
Sensitivity analysis
The table below shows the sensitivity of Sanofi’s obligations for pensions and other post-employment benefits to changes in key actuarial assumptions:

(€ million)	Pensions and other post-employment benefits, by principal country
Measurement of defined-benefit obligation	Change in assumption	France	Germany	US	UK
Discount rate	-0.50%	+90	+190	+103	+161
General inflation rate	+0.50%	+56	+267	—	+95
Pension benefit indexation	+0.50%	+57	+264	—	+93
Healthcare cost inflation rate	+0.50%	—	—	+41	+43
Mortality table	+1 year	+56	+86	+59	+118
The table below reconciles the net obligation in respect of Sanofi’s pension and other post-employment benefit plans with the amounts recognized in the consolidated financial statements:

	Pensions and other post-employment benefits
(€ million)	2024	2023	2022
Measurement of the obligation:
Beginning of period	8,930	8,651	12,175
Current service cost	138	140	193
Interest cost	335	346	206
Actuarial losses/(gains) due to changes in demographic assumptions	(45)	(34)	(219)
Actuarial losses/(gains) due to changes in financial assumptions	(380)	157	(3,006)
Actuarial losses/(gains) due to experience adjustments	(4)	256	177
Plan amendments, curtailments or settlements not specified in the terms of the plan(b)	(181)	(36)	(229)
Plan settlements specified in the terms of the plan	(59)	(40)	(84)
Benefits paid	(502)	(483)	(463)
Changes in scope of consolidation and transfers	4	(14)	(114)
Currency translation differences	181	(13)	15
Opella reclassification	(188)	—	—
Obligation at end of period	8,229	8,930	8,651
Fair value of plan assets:
Beginning of period	6,993	6,899	9,651
Interest income on plan assets	271	276	163
Difference between actual return and interest income on plan assets(c)	(416)	197	(2,398)
Administration costs	(13)	(7)	(6)
Plan settlements specified in the terms of the plan	(58)	(40)	(84)
Plan settlements not specified in the terms of the plan	(71)	(17)	(161)
Contributions from plan members	5	6	6
Employer’s contributions	127	122	238
Benefits paid	(456)	(446)	(426)
Changes in scope of consolidation and transfers	(20)	(8)	(32)
Currency translation differences	132	11	(52)
Opella reclassification	(97)	—	—
Fair value of plan assets at end of period	6,397	6,993	6,899
Net amount shown in the balance sheet:
Net obligation	1,832	1,937	1,752
Effect of asset ceiling	4	6	18
Net amount shown in the balance sheet at end of period	1,836	1,943	1,770
Amounts recognized in the balance sheet:
Pre-funded obligations (see Note D.7.)(a)	(156)	(271)	(269)
Obligations provided for	1,992	2,214	2,039
Net amount recognized at end of period	1,836	1,943	1,770
Benefit cost for the period:(d)
Current service cost	138	140	193
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(110)	(22)	(68)
Net interest (income)/cost	64	71	43
Contributions from plan members	(5)	(6)	(6)
Administration costs and taxes paid during the period	13	7	6
Expense recognized directly in profit or loss	100	190	168
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)(b)	(13)	171	(650)
Expense/(gain) for the period	87	361	(482)
(a)For 2023, this line includes €66 million of assets in the United Kingdom (versus €99 million for 2022); those amounts are not subject to any asset ceiling, in accordance with IFRIC 14.
(b)Amounts recognized in Other comprehensive income (see Note D.15.7.).
(c)In 2024, this line includes the effects of the partial buy-in in the United Kingdom for €(204) million.
(d) Benefit cost for the total Group including Opella on all the periods.
The tables below show Sanofi’s net liability in respect of pension plans and other post-employment benefits by geographical region:

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2024	France	Germany	US	UK	Other	Total
Measurement of obligation	1,228	2,651	1,427	1,994	929	8,229
Fair value of plan assets	667	2,239	744	1,891	856	6,397
Effect of asset ceiling	—	—	—	—	(4)	(4)
Net amount shown in the balance sheet at end of period	561	412	683	103	77	1,836

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2023	France	Germany	US	UK	Other	Total
Measurement of obligation	1,322	2,911	1,528	2,174	995	8,930
Fair value of plan assets	675	2,401	825	2,235	857	6,993
Effect of asset ceiling	—	—	—	—	(6)	(6)
Net amount shown in the balance sheet at end of period	647	510	703	(61)	144	1,943

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2022	France	Germany	US	UK	Other	Total
Measurement of obligation	1,324	2,730	1,546	2,080	971	8,651
Fair value of plan assets	697	2,317	860	2,175	850	6,899
Effect of asset ceiling	—	—	—	—	(18)	(18)
Net amount shown in the balance sheet at end of period	627	413	686	(95)	139	1,770
The adoption in April 2023 of pension reforms in France (including the raising of the retirement age from 62 to 64 years) qualifies as a plan amendment within the meaning of IAS 19, and resulted in the recognition of an immaterial amount in the income statement and the balance sheet for the year ended December 31, 2023.
The table below shows the fair value of plan assets relating to Sanofi’s pension and other post-employment plans, split by asset category:

	2024	2023	2022
Securities quoted in an active market	63.1%	84.9%	84.4%
Cash and cash equivalents	0.8%	0.8%	0.7%
Equity instruments	19.3%	22.3%	21.7%
Bonds and similar instruments	35.8%	54.3%	52.4%
Real estate	2.9%	3.4%	4.0%
Derivatives	(0.2%)	—%	0.1%
Commodities	1.1%	0.9%	0.9%
Other	3.4%	3.2%	4.6%
Other securities	36.9%	15.1%	15.6%
Hedge funds	—%	—%	—%
Insurance policies	36.9%	15.1%	15.6%
Total	100.0%	100.0%	100.0%
Sanofi has a long-term objective of maintaining or increasing the extent to which its pension obligations are covered by assets.
To this end, Sanofi uses an asset-liability management strategy, matching plan assets to its pension obligations. This policy aims to ensure the best fit between the assets held on the one hand, and the associated liabilities and expected future payments to plan members on the other. To meet this aim, Sanofi operates a risk monitoring and management strategy (mainly focused on interest rate risk and inflation risk), while investing a growing proportion of assets in high-quality bonds with comparable maturities to those of the underlying obligations and in contracts entered into with leading insurance companies to fund certain post-employment benefit obligations.
The tables below show the service cost for Sanofi’s pension and other post-employment benefit plans, by geographical region:

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2024	France	Germany	US	UK	Other	Total
Current service cost	48	30	22	—	38	138
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(82)	—	(20)	—	(8)	(110)
Net interest cost/(income) including administration costs and taxes paid during the period	13	20	36	(1)	9	77
Contributions from plan members	—	—	—	—	(5)	(5)
Expense/(gain) recognized directly in profit or loss	(21)	50	38	(1)	34	100
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	(31)	(134)	(46)	212	(14)	(13)
Expense/(gain) for the period	(52)	(84)	(8)	211	20	87

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2023	France	Germany	US	UK	Other	Total
Current service cost	50	30	20	—	40	140
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(20)	—	1	—	(3)	(22)
Net interest cost/(income) including administration costs and taxes paid during the period	22	15	35	(5)	11	78
Contributions from plan members	—	—	—	—	(6)	(6)
Expense/(gain) recognized directly in profit or loss	52	45	56	(5)	42	190
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	3	98	26	44	—	171
Expense/(gain) for the period	55	143	82	39	42	361

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2022	France	Germany	US	UK	Other	Total
Current service cost	61	44	50	—	38	193
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(60)	2	1	(6)	(5)	(68)
Net interest cost/(income) including administration costs and taxes paid during the period	10	7	30	(7)	9	49
Contributions from plan members	—	—	—	—	(6)	(6)
Expense/(gain) recognized directly in profit or loss	11	53	81	(13)	36	168
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(156)	(204)	(382)	130	(38)	(650)
Expense/(gain) for the period	(145)	(151)	(301)	117	(2)	(482)
An analysis of the “Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)” line in the preceding tables is set forth below:

(€ million)	2024				2023				2022
	France	Germany	US	UK	France	Germany	US	UK	France	Germany	US	UK
Actuarial gains/(losses) arising during the period	29	135	47	(212)	(3)	(98)	(25)	(44)	156	205	382	(131)
Comprising:
Gains/(losses) on experience adjustments(a)	18	46	(42)	(472)	16	(54)	(7)	(12)	(120)	(620)	(287)	(1,328)
Gains/(losses) on demographic assumptions	—	—	11	50	—	—	18	11	—	—	129	54
Gains/(losses) on financial assumptions	11	89	78	210	(19)	(44)	(36)	(43)	276	825	540	1,143
(a)Experience adjustments are mainly due to the effect on plan assets of trends in the financial markets.
The net pre-tax actuarial loss (excluding investments accounted for using the equity method) recognized directly in equity is presented below:

(€ million)	2024	2023	2022
Net pre-tax actuarial loss	(2,258)	(2,259)	(2,090)
The present value of Sanofi’s obligations in respect of pension and other post-employment benefit plans at the end of each reporting period is shown below:

(€ million)	2024	2023	2022
Present value of wholly or partially funded obligations in respect of pension and other post-employment benefit plans	7,192	7,693	7,463
Present value of unfunded obligations	1,037	1,237	1,188
Total	8,229	8,930	8,651
The total expense for pensions and other post-employment benefits (€100 million in 2024) is allocated between income statement line items as follows:

(€ million)	2024	2023	2022
Cost of sales	32	33	53
Research and development expenses	17	28	51
Selling and general expenses	42	57	78
Other operating (income)/expenses, net	4	5	(2)
Restructuring costs	(64)	(9)	(59)
Financial expenses	60	67	42
Net income from discontinued operations	9	9	5
Total	100	190	168
The estimated amounts of employer’s contributions to plan assets in 2025 are as follows:

(€ million)	France	Germany	US	UK	Other	Total
Employer’s contributions in 2024 (estimate):
2025	—	—	2	48	27	77
The table below shows the expected timing of benefit payments under pension and other post-employment benefit plans for future years:

(€ million)	France	Germany	US	UK	Other	Total
Estimated future benefit payments
2025	94	210	97	126	38	565
2026	59	210	98	130	41	538
2027	71	208	100	134	40	553
2028	75	207	103	139	42	566
2029	81	209	107	143	44	584
2030 to 2034	497	893	543	785	241	2,959
The table below shows estimates as of December 31, 2024 for the timing of future payments in respect of unfunded pension and other post-employment benefit plans:

		Payments due by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Estimated payments	1,035	67	122	131	715
D.19.2. Restructuring provisions
The table below shows movements in restructuring provisions classified in non-current and current liabilities:

(€ million)	2024	2023	2022
Balance, beginning of period	1,132	1,233	1,118
Of which:
•Classified in non-current liabilities	554	761	524
•Classified in current liabilities	578	472	594
Change in provisions recognized in profit or loss for the period	999	435	636
Provisions utilized(a)	(582)	(561)	(522)
Transfers	(33)	3	—
Unwinding of discount	19	31	5
Currency translation differences	1	(9)	(4)
Opella reclassification(b)	(84)	—	—
Balance, end of period	1,452	1,132	1,233
Of which:
•Classified in non-current liabilities	799	554	761
•Classified in current liabilities	653	578	472
(a)Provisions utilized mainly correspond to payments related to employees affected by separation programs.
(b)This line comprises the restructuring provisions of Opella, reclassified to Liabilities related to assets held for sale as of December 31, 2024
(see Note D.1.).
Provisions for employee termination benefits as of December 31, 2024 amounted to €1,318 million (compared with €968 million as of December 31, 2023 and €1,039 million as of December 31, 2022).
The provisions apply mainly to France, and relate to various voluntary redundancy programs:
•agreement under the Job Management and Career Paths (GEPP) scheme affecting several French legal entities, signed on February 28, 2022 and announced in April 2022 as part of the “Play to Win” strategy. The agreement provides internal transfer and outplacement opportunities for employees whose jobs are undergoing transformation, and also includes an end-
of-career paid leave program and an external retraining program. The plan began to be implemented in 2022. The provisions charged in 2023 reflect adjustments to the job profiles deemed to be "sensitive"; the reversals recognized during 2023 are due mainly to the Borne Law, which raises the retirement age to 64 and hence disqualifies some participants eligible under previous legislation (in light of the maximum period for portage workers). In 2024, the agreement was renewed to cover the years 2024 to 2026, and the new provisions charged in 2024 relate mainly to scope extensions in the job profiles affected by transformations;
•a voluntary redundancy program announced in 2024 in connection with the reorganization of R&D operations to make Sanofi a leader in immunology, including an end-of-career paid leave plan and an end-of-career transition plan; and
•collectively-agreed separation programs involving a number of legal entities announced at the end of June 2020 as part of the rollout of the “Play to Win” strategy; these include an end-of-career paid leave plan and an external retraining program, and were still ongoing during 2024. The same applies to Sanofi-Aventis Recherche & Développement, which announced a voluntary redundancy program associated with R&D reorganization in 2020, and implemented that program in 2021.
The provision includes the present values of:
•gross annuities for self-funded plans;
•employer’s social security charges on early retirement annuities for all plans (outsourced and self-funded); and
•the levy charged on those annuities under the “Fillon” law (only for plans with termination of employment contracts).
The average residual portage periods under these plans were 2.18 years, 2.22 years and 2.60 years as of December 31, 2024, 2023 and 2022, respectively.
The main other countries covered by restructuring provisions are Germany, Japan and the United States.
The timing of future termination benefit payments is as follows:

December 31, 2024		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	862	312	416	126	8
•Other countries	456	304	144	7	1
Total	1,318	616	560	133	9

December 31, 2023		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	611	215	315	79	2
•Other countries	357	302	47	7	1
Total	968	517	362	86	3

December 31, 2022		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	804	185	412	207	—
•Other countries	235	189	36	8	2
Total	1,039	374	448	215	2
D.19.3. Other provisions
Other provisions include provisions for risks and litigation relating to environmental, tax, commercial and product liability matters.

(€ million)	2024	2023	2022
Environmental risks	474	493	526
Product liability risks, litigation and other	1,676	1,283	1,652
Total	2,150	1,776	2,178
Provisions for environmental risks relate primarily to contingencies arising from business divestitures, and include remediation costs relating to such environmental risks.
Identified environmental risks are covered by provisions estimated on the basis of the costs Sanofi believes it will be obliged to meet over a period not exceeding (other than in exceptional cases) 30 years. Sanofi expects that €67 million of those provisions will be utilized in 2025, and €203 million over the period from 2026 through 2029.
As regards greenhouse gas emission quotas, which relate to Sanofi production facilities in France and Ireland, in the absence of specific IFRS pronouncements Sanofi has adopted the "net liability approach". That involves recognizing a liability at the balance sheet date if actual emissions exceed the quotas held, in accordance with IAS 37 and French GAAP (Plan Comptable Général,
Article 615-1s). Quotas are managed as a production cost, and as such are recognized in inventory at a zero value (if received free of charge) and at acquisition cost (if bought on the market). As of December 31, 2024, a provision of €1 million has been recognized.
“Product liability risks, litigation and other” mainly comprises provisions for risks relating to product liability (including IBNR provisions as described in Note B.12.), government investigations, regulatory or antitrust law claims, contingencies arising from business divestitures (other than environmental risks), and remediation costs related to leases.
The main pending legal and arbitral proceedings and government investigations are described in Note D.22.
A full risk and litigation assessment is performed with the assistance of Sanofi’s legal advisers, and provisions are recorded as required by circumstances in accordance with the principles described in Note B.12.
D.19.4. Non-current income tax liabilities
Non-current income tax liabilities amounted to €1,512 million as of December 31, 2024 (versus €1,842 million as of December 31,
2023 and €1,979 million as of December 31, 2022). These amounts include uncertainties over income tax treatment totalling
€1,512 million as of  December 31, 2024, versus €1,595 million as of December 31, 2023 and €1,520 million as of December 31,
2022.
Until December 31, 2023, this line item includes the residual liability due after more than one year arising from the estimated tax charge on deemed repatriation attributable to the accumulated earnings of non-US operations (€247 million as of December 31,
2023 and €459 million as of December 31, 2022). The expense was initially recognized in 2018 at an amount of $1,092 million, and payment is being made over eight years through 2025. As of December 31, 2024, the residual liability is included in the line item
Current income tax liabilities.
A US legal restructuring resulted in a capital loss of €3 billion recognized in the 2020 final tax filing. One-third of the capital loss has been used against 2020 capital gains and the remaining balance will be eligible to carry back for three years. Due to management’s judgement about potential alternative interpretations of the prevailing tax law, no tax benefit has been recognized on this transaction in accordance with IFRIC 23.
D.19.5. Current provisions and other current liabilities
Current provisions and other current liabilities comprise the following:

(€ million)	2024	2023	2022
Taxes payable, other than corporate income taxes	437	395	420
Employee-related liabilities	1,929	2,106	2,158
Restructuring provisions (see Note D.19.2.)	653	578	472
Interest rate derivatives (see Note D.20.)	7	1	—
Currency derivatives (see Note D.20.)	330	126	94
Equity derivatives (see Note D.20.)	—	—	—
Amounts payable for acquisitions of non-current assets	878	945	714
Customer contract liabilities(a)	—	—	269
Other current liabilities(b)(c)	10,007	9,590	7,894
Total	14,241	13,741	12,021
(a)See Note A.5., “Agreements relating to the recombinant COVID-19 vaccine candidate developed by Sanofi in collaboration with GSK”. The year-on-year change in this item between 2023 and 2022 includes revenue of €269 million recognized in profit or loss during 2023 (previously included in “Customer contract liabilities” as of December 31, 2022).
(b)“Other current liabilities” mainly comprises provisions and liabilities for customer rebates and returns; provisions for discounts and rebates granted to healthcare authorities and governmental programs (see Note D.23.); and the liability payable at each reporting date under the Monoclonal Antibody
Alliance with Regeneron.
(c)As of December 31, 2024 includes €273 million (nominal value: €290 million) for the current liability relating to royalties payable to Sobi on net sales of
Beyfortus (nirsevimab) in the United States (see Note C.2.)